Note 2 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 01, 2016
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	1,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 1
Preferred Stock, Shares Issued, Total (in shares)	0	0
2016 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			500,000
2016 Restricted Stock Plan [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Expense	$ 527,671	$ 332,944
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 866,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	140,375